Dividends	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Dividends	19. DIVIDENDS In 2014, preferred share dividends in the amount of $18 million (2013 – $18 million) and common share dividends in the amount of $269 million (2013 – $200 million) were declared.